LEASING - Narrative (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)
Disclosure Of Leases [Abstract]
Weighted average discount rate	0.050	0.055
Additions to right-of-use assets	SFr 151,700	SFr 126,300
Additional, balance-sheet adjustments	SFr 63,800